INCOME TAXES (Schedule of Reconciliation of Statutory Tax Rate to the Effective Rate of Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
INCOME TAXES [Abstract]
Tax at statutory rate	$ 1,033	$ 675
Tax exempt interest	(184)	(271)
Income from company owned life insurance	(69)	(74)
Other	103	77
Federal income tax expense	$ 883	$ 407
Effective tax rate	29.06%	20.49%